Long-Term Bank Loans	12 Months Ended
Dec. 31, 2024
Long-Term Bank Loans [Abstract]
LONG-TERM BANK LOANS

10. LONG-TERM BANK LOANS

	As of December 31,
	2023	2024
Secured bank loans	$2,313	$2,089
Less: Current portion	(75)	(57)
Long-term bank loans	$2,238	$2,032

	As of December 31,
	2023	2024
Loan content
Annual interest rate	2.59%~3.25%	2.72%~3.38%
Maturity date	Due by June 2032	Due by June 2032

Taiwan Cooperative Bank loan

On June 5, 2014, HEB entered into a loan agreement with Taiwan Cooperative Bank for NTD 73,200 thousand. This loan had an 18-year term with a variable interest rate per annum. HEB started repaying the principal from June 2015. HEB did not repay a loan payment from 2020 through March 2023 due to the COVID-19 emergency relief of suspension of loan payments provided by Taiwan Cooperative Bank. As of December 31, 2023 and 2024, the outstanding loan was NTD 55,012 thousand ($1,797) and NTD 55,012 thousand ($1,677) with an interest rate of 2.59% and 2.72% per annum, respectively. HEB reached an agreement with Taiwan Cooperative Bank to postpone the repayment of the principal on March 18, 2025 and repaid NTD 200 thousand ($6) on March 28, 2025. As a result, HEB will only pay the interest expense until it begins repaying the principal in April 2026.

On August 20, 2019, HEB also entered into a new loan agreement with Taiwan Cooperative Bank for NTD 15,000 thousand. This loan had a 5-year term with a variable interest rate per annum. HEB did not repay a loan payment from 2020 through March 2023 due to the COVID-19 emergency relief of suspension of loan payments provided by Taiwan Cooperative Bank. For the years ended December 31, 2023 and 2024, HEB repaid NTD 500 thousand ($16) and NTD 500 thousand ($16) for this loan, respectively. As of December 31, 2023 and 2024, the outstanding loan was NTD 12,828 thousand ($419) and NTD 12,328 thousand ($376) with an interest rate of 2.60% and 2.88% per annum, respectively.

On February 19, 2024, HEB reached an agreement with Taiwan Cooperative Bank to postpone the repayment of the principal. As a result, HEB will only pay the interest expense until it begins repaying the principal in March 2025. On March 18, 2025, HEB reached an agreement with Taiwan Cooperative Bank to extend the maturity date to August 20, 2026 and postpone the repayment of the principal until March 2026. In addition, HEB repaid NTD 500 thousand ($15) on March 28, 2025.

HEB provided land and buildings located in Yilan, Taiwan as collateral for these loans from Taiwan Cooperative Bank. These loans were also guaranteed by Fu-Feng Kuo, CEO of the Company, and Ju-Ting Chen, the shareholder of the Company. The carrying amount of pledged land, buildings, and building improvements was $3,072 and $2,817 as of December 31, 2023 and 2024, respectively.

Shanghai Commercial & Savings Bank loan

On August 25, 2020, HEB entered into a loan agreement with Shanghai Commercial & Saving Bank for NTD 16,000 thousand. This loan had a 5-year term with a variable interest rate per annum. For the years ended December 31, 2023 and 2024, HEB repaid NTD 1,770 thousand ($57) and NTD 1,770 thousand ($55) for this loan, respectively. As of December 31, 2023 and 2024, the outstanding loan was NTD 2,951 thousand ($96) and NTD 1,180 thousand ($36) with an interest rate of 3.25% and 3.38% per annum, respectively. This loan was also guaranteed by Fu-Feng Kuo, CEO of the Company with the fixed asset located in Xinbei, Taiwan owned by Panatoz Corporation. In the subsequent period, HEB had repaid an aggregate amount of NTD 443 thousand ($14) for this loan as of March 31, 2025.

Chang Hwa Bank loan

On September 16, 2020, HEB entered into a secured loan agreement with Chang Hwa Bank for a loan amount of up to NTD 5,000 thousand. Loans under this agreement had a 3-year term with a variable interest rate per annum. These loans were guaranteed by Small & Medium Enterprise Credit Guarantee Fund of Taiwan, a non-profit organization to provide credit guarantees to small and medium enterprises which are promising but short of collateral necessary to obtain finance from contracted financial institutions. For the years ended December 31, 2023 and 2024, HEB repaid NTD 1,566 thousand ($50) and NTD 16 thousand ($1), respectively. As of December 31, 2023 and 2024, the outstanding loan was NTD 16 thousand ($1) and nil with an interest rate of 2.60% and nil per annum, respectively.